Note 13 - Intangible Assets (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period	$ 401,926	$ 357,987
Information technology system development [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period	$ 19,800